Revenue from collaboration agreements - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	[1]	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract Liabilities	€ 51,950			€ 51,950			€ 70,069
Revenue from collaboration agreements	4,737	€ 18,755		23,318	€ 49,024	[1]
Genmab Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Contract with customers liability revenue recognized					14,900
Revenue from collaboration agreements					€ 14,900
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue from collaboration agreements	900
Moderna Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue from collaboration agreements	€ 3,800			€ 3,800

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities